Note 7 - Loan Information	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

NOTE 7 – LOAN INFORMATION

Loans consisted of the following as of June 30, 2015 and December 31, 2014:

	June 30, 2015	December 31, 2014
	(In Thousands)
Commercial and industrial	$24,755	$19,038
Real estate - construction and land development	18,406	13,234
Real estate - residential	138,138	132,553
Real estate - commercial	46,190	46,982
Municipal	11,262	10,061
Home equity	46,454	46,403
Consumer	16,243	16,576
	301,448	284,847
Allowance for loan losses	(2,834)	(2,761)
Deferred loan origination costs, net	1,348	1,295
Net loans	$299,962	$283,381

The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses charged to earnings. Loan losses are charged against the allowance when management believes the uncollectability of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is evaluated on a regular basis by management and is based upon management’s periodic review of the collectability of the loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of any underlying collateral and prevailing economic conditions. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.

General component:

The general component of the allowance for loan losses is based on historical loss experience adjusted for qualitative factors stratified by the following loan segments: residential real estate, commercial real estate, construction, home equity, commercial and consumer. Management uses a rolling average of historical losses based on a time frame appropriate to capture relevant loss data for each loan segment. This historical loss factor is adjusted for the following qualitative factors: levels/trends in delinquencies; trends in volume and terms of loans; effects of changes in risk selection and underwriting standards and other changes in lending policies, procedures and practices; experience/ability/depth of lending management and staff; and national and local economic trends and conditions. There were no changes in the Company’s policies or methodology pertaining to the general component of the allowance for loan losses during the six months ended June 30, 2015.

The qualitative factors are determined based on the various risk characteristics of each loan segment. Risk characteristics relevant to each portfolio segment are as follows:

Residential real estate and home equity: The Company generally does not originate loans with a loan-to-value ratio greater than 80% without obtaining private mortgage insurance for any amounts over 80% and does not grant subprime loans. All loans in this segment are collateralized by owner-occupied residential real estate and repayment is dependent on the credit quality of the individual borrower. The overall health of the economy, including unemployment rates and housing prices, will have an effect on the credit quality in this segment.

Commercial real estate: Loans in this segment are primarily owner occupied properties throughout the Farmington Valley in Connecticut. Management continually monitors the financial performance of these loans and the related operating entities.

Construction loans: Loans in this segment primarily include real estate development loans for which payment is derived from the sale of the property. Credit risk is affected by cost overruns, time to sell at adequate prices, and market conditions.

Commercial loans: Loans in this segment are made to businesses and are generally secured by the assets of the businesses. Repayment is expected from the cash flows of the businesses. A weakened economy will have an effect on the credit quality in this segment.

Consumer loans: Loans in this segment are made for the purpose of financing automobiles, various types of consumer goods and other personal purposes. Most of the Company’s consumer loans are secured by personal property purchased with the proceeds of such consumer loans.

Allocated component:

The allocated component relates to loans that are classified as impaired. Impairment is measured on a loan-by-loan basis for commercial, commercial real estate and construction loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent. An allowance is established when the discounted cash flows (or collateral value) of the impaired loan are lower than the carrying value of that loan. Large groups of smaller balance homogeneous loans are collectively evaluated for impairment. Accordingly, the Company does not separately identify individual consumer and residential real estate loans for impairment disclosures, unless such loans are subject to a troubled debt restructuring agreement.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed.

The Company may periodically agree to modify the contractual terms of loans. When a loan is modified and a concession is made to a borrower experiencing financial difficulty, the modification is considered a troubled debt restructuring ("TDR"). All TDRs are initially classified as impaired.

Unallocated component:

An unallocated component is maintained to cover uncertainties that could affect management’s estimate of probable losses. The unallocated component of the allowance reflects the margin of imprecision inherent in the underlying assumptions used in the methodologies for estimating allocated and general reserves in the portfolio.

The following tables present the allowance for loan losses by portfolio segment for the six months ended June 30, 2015 and June 30, 2014:

	Real Estate:
			Construction and		Commercial
	Residential	Commercial	Land Development	Home Equity	& Industrial	Consumer	Unallocated	Total
	(In thousands)
June 30, 2015:
Allowance for loan losses:
Beginning balance	$1,085	$738	$249	$324	$227	$134	$4	$2,761
Charge-offs	-	-	-	-	-	(15)	-	(15)
Recoveries	-	-	-	-	-	8	-	8
Provision (benefit)	(15)	(70)	120	(1)	44	(3)	5	80
Ending balance	$1,070	$668	$369	$323	$271	$124	$9	$2,834

	Real Estate:
			Construction and		Commercial
	Residential	Commercial	Land Development	Home Equity	& Industrial	Consumer	Unallocated	Total
	(In thousands)
June 30, 2014:
Allowance for loan losses:
Beginning balance	$1,174	$728	$224	$301	$243	$90	$32	$2,792
Charge-offs	(98)	-	-	-	-	-	-	(98)
Recoveries	11	-	-	-	2	-	-	13
Provision (benefit)	(60)	(45)	159	(6)	(11)	9	(16)	30
Ending balance	$1,027	$683	$383	$295	$234	$99	$16	$2,737

The following tables set forth information regarding loans and the allowance for loan losses by portfolio segment as of June 30, 2015 and December 31, 2014:

	Real Estate:
			Construction
			and Land		Commercial
	Residential	Commercial	Development	Home Equity	& Industrial	Consumer	Unallocated	Total
	(In Thousands)
June 30, 2015:
Allowance for loan losses
Ending balance:
Individually evaluated for impairment	$-	$-	$-	$-	$9	$-	$-	$9
Ending balance:
Collectively evaluated for impairment	1,070	668	369	323	262	124	9	2,825
Total allowance for loan losses ending balance	$1,070	$668	$369	$323	$271	$124	$9	$2,834

Loans:
Ending balance:
Individually evaluated for impairment	$-	$2,184	$-	$-	$401	$-	$-	$2,585
Ending balance:
Collectively evaluated for impairment	138,138	53,478	18,406	46,454	26,144	16,243	-	298,863
Total loans ending balance	$138,138	$55,662	$18,406	$46,454	$26,545	$16,243	$-	$301,448

	Real Estate:
			Construction and		Commercial
	Residential	Commercial	Land Development	Home Equity	& Industrial	Consumer	Unallocated	Total
	(In thousands)
December 31, 2014:
Allowance for loan losses
Ending balance:
Individually evaluated for impairment	$-	$-	$-	$-	$6	$-	$-	$6
Ending balance:
Collectively evaluated for impairment	1,085	738	249	324	221	134	4	2,755
Total allowance for loan losses ending balance	$1,085	$738	$249	$324	$227	$134	$4	$2,761

Loans:
Ending balance:
Individually evaluated for impairment	$170	$860	$-	$3	$439	$-	$-	$1,472
Ending balance:
Collectively evaluated for impairment	132,383	54,724	13,234	46,400	20,058	16,576	-	283,375
Total loans ending balance	$132,553	$55,584	$13,234	$46,403	$20,497	$16,576	$-	$284,847

The following tables present the Company’s loans by risk rating as of June 30, 2015 and December 31, 2014:

	Real Estate
			Construction
			and Land		Commercial
	Residential	Commercial	Development	Home Equity	& Industrial	Consumer	Total
	(In Thousands)
June 30, 2015:
Grade:
Pass	$-	$51,431	$18,406	$-	$21,645	$-	$91,482
Special mention	-	2,688	-	-	1,721	-	4,409
Substandard	773	1,543	-	237	3,179	-	5,732
Loans not formally rated	137,365	-	-	46,217	-	16,243	199,825
Total	$138,138	$55,662	$18,406	$46,454	$26,545	$16,243	$301,448

December 31, 2014:
Grade:
Pass	$-	$50,208	$11,529	$-	$18,380	$-	$80,117
Special mention	-	3,866	1,705	-	642	-	6,213
Substandard	474	1,510	-	166	1,475	-	3,625
Loans not formally rated	132,079	-	-	46,237	-	16,576	194,892
Total	$132,553	$55,584	$13,234	$46,403	$20,497	$16,576	$284,847

Credit Quality Indicators: As part of the ongoing monitoring of the credit quality of the Company’s loan portfolio, management tracks certain credit quality indicators, including trends related to (i) weighted average risk rating of commercial loans; (ii) the level of classified and criticized commercial loans; (iii) non-performing loans; (iv) net charge-offs; and (v) the general economic conditions within the State of Connecticut.

The Company utilizes a risk rating grading matrix to assign a risk grade to each of its commercial loans. Loans are graded on a scale of 1 to 7. A “Pass” is defined as risk rating 1 through 3.5. A description of each rating class is as follows:

Risk Rating 1 (Superior) – This risk rating is assigned to loans secured by cash.

Risk Rating 2 (Good) – This risk rating is assigned to borrowers of high credit quality who have primary and secondary sources of repayment which are well defined and fully confirmed.

Risk Rating 3 (Satisfactory) – This risk rating is assigned to borrowers who are fully responsible for the loan or credit commitment and have primary and secondary sources of repayment that are well defined and adequately confirmed. Most credit factors are favorable, and the credit exposure is managed through normal monitoring.

Risk Rating 3.5 (Bankable with Care) – This risk rating is assigned to borrowers who are fully responsible for the loan or credit commitment and the secondary sources of repayment are weak. These loans may require more than the average amount of attention from the relationship manager.

Risk Rating 4 (Special Mention) – This risk rating is assigned to borrowers with loan obligations which may be adequately protected by the present debt service capacity and tangible net worth of such borrowers, but which have potential problems that could, if not checked or corrected, eventually weaken these assets or otherwise jeopardize the repayment of principal and interest as originally intended. Most credit factors are unfavorable, and the credit exposure requires immediate corrective action.

Risk Rating 5 (Substandard) – This risk rating is assigned to borrowers who have inadequate cash flow or collateral to satisfy their loan obligations as originally defined in the loan agreement. Substandard loans may be placed on nonaccrual status if the conditions described above are generally met.

Risk Rating 6 (Doubtful) – This risk rating is assigned to borrowers or the portion of borrowers’ loans with which the Company is no longer certain of such loans’ collectability. A specific allocation is assigned to such portion of the loans.

Risk Rating 7 (Loss) – This risk rating is assigned to loans which have been charged off or the portion of the loans that have been charged off. “Loss” does not imply that the loan, or any portion thereof, will never be repaid, nor does it imply that there has been a forgiveness of debt.

Loans not formally rated include residential, home equity and consumer loans. As of June 30, 2015, $199.8 million of the total residential, home equity and consumer loan portfolio of $200.8 million were not formally rated. As of December 31, 2014, $194.9 million of the total residential, home equity and consumer loan portfolio of $195.5 million were not formally rated. The performance of these loans is measured by delinquency status. The Bank underwrites first mortgage loans in accordance with FHLMC and FNMA guidelines. These guidelines provide for specific requirements with regard to documentation, loan to value and debt to income ratios. Guidelines for home equity loans and lines place a maximum loan to value of 80% on these loans and lines and the Bank requires full underwriting disclosure documentation for these loans. These underwriting factors have produced a loan portfolio with low delinquencies. Total non-accrual and delinquent loans as of June 30, 2015 were 1.13% of total loans outstanding compared to 1.08% of total loans outstanding on December 31, 2014. There were no loans past due 90 days or more and still accruing at June 30, 2015 and December 31, 2014, repectively. The Company’s allowance for loan losses at June 30, 2015 was 0.94% of total loans compared to 0.97% of total loans as of December 31, 2014.

An age analysis of past-due loans, segregated by class of loans, as of June 30, 2015 and December 31, 2014 is as follows:

			90 Days	Total	Total	Total
	30–59 Days	60–89 Days	or More	Past Due	Current	Loans
	(In Thousands)
June 30, 2015:
Real estate:
Residential	$-	$173	$564	$737	$137,401	$138,138
Commercial	-	-	1,186	1,186	45,004	46,190
Construction and land development	-	-	-	-	18,406	18,406
Home equity	107	80	191	378	46,076	46,454
Municipal	-	-	-	-	9,472	9,472
Commercial and industrial	-	-	401	401	24,354	24,755
Municipal	-	-	-	-	1,790	1,790
Consumer	86	-	-	86	16,157	16,243
Total	$193	$253	$2,342	$2,788	$298,660	$301,448

December 31, 2014:
Real estate:
Residential	$147	$-	$516	$663	$131,890	$132,553
Commercial	-	-	860	860	46,122	46,982
Construction and land development	-	-	-	-	13,234	13,234
Home equity	328	-	77	405	45,998	46,403
Municipal	-	-	-	-	8,602	8,602
Commercial and industrial	-	-	439	439	18,599	19,038
Municipal	-	-	-	-	1,459	1,459
Consumer	124	19	-	143	16,433	16,576
Total	$599	$19	$1,892	$2,510	$282,337	$284,847

The following table sets forth information regarding nonaccrual loans as of June 30, 2015 and December 31, 2014:

	Nonaccrual	Nonaccrual
	June 30, 2015	December 31, 2014

Real estate:
Residential	$1,100	$1,064
Commercial	1,186	860
Construction and land development	-	-
Home equity	266	165
Commercial and industrial	401	439
Consumer	-	-
Total	$2,953	$2,528

Information about loans that meet the definition of an impaired loan in ASC 310-10-35 is as follows as of and for the six months ended June 30, 2015 and the year ended December 31, 2014:

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
	(In Thousands)
June 30, 2015:
With no related allowance recorded:
Real Estate:
Residential	$-	$-	$-	$27	$-
Commercial	2,184	2,184	-	2,158	36
Home equity	-	-	-	-	-
Construction and land development	-	-	-	-	-
Commercial and industrial	-	-	-	-
Total impaired with no related allowance	$2,184	$2,184	$-	$2,185	$36

With an allowance recorded:
Residential	$-	$-	$-	$-	$-
Commercial	-	-	-	-	-
Construction and land development	-	-	-	-	-
Home equity	-	-	-	-	-
Commercial and industrial	401	401	9	417	-
Total impaired with an allowance recorded	$401	$401	$9	$417	$-
Total
Real Estate:
Residential	$-	$-	$-	$27	$-
Commercial	2,184	2,184	-	2,158	36
Home equity	-	-	-	-	-
Construction and land development	-	-	-	-	-
Commercial and industrial	401	401	9	417	-
Total impaired loans	$2,585	$2,585	$9	$2,602	$36

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
	(In Thousands)
December 31, 2014:
With no related allowance recorded:
Real Estate:
Residential	$170	$170	$-	$172	$5
Commercial	860	860	-	896	-
Home equity	-	-	-	133	56
Construction and land development	3	3	-	4	-
Total impaired with no related allowance	$1,033	$1,033	$-	$1,205	$61

With an allowance recorded:
Residential	$-	$-	$-	$-	$-
Commercial	-	-	-	-	-
Construction and land development	-	-	-	-	-
Home equity	-	-	-	-	-
Commercial and industrial	439	439	6	372	-
Total impaired with an allowance recorded	$439	$439	$6	$372	$-

Total
Real Estate:
Residential	$170	$170	$-	$172	$5
Commercial	860	860	-	896	-
Home equity	-	-	-	133	56
Construction and land development	3	3	-	4	-
Commercial and industrial	439	439	6	372	-
Total impaired loans	$1,472	$1,472	$6	$1,577	$61

The Bank’s troubled debt restructurings (“TDRs”) are determined by management. TDRs may include all accrued interest, late charges, title and recording fees, and attorney’s fees being added back to the pre-modification balance. In addition, rates and terms of the loans have changed. There were no loans modified as a troubled debt restructuring during the six months ended June 30, 2015.

There was one commercial loan that was modified as a troubled debt restructuring during the year ended December 31, 2014. The loan, with a recorded investment of $439 thousand, had its payments temporarily reduced as part of the modification. The loan was individually evaluated for impairment as of December 31, 2014 and it was determined that a $6 thousand specific allowance was required. On June 30, 2015, the loan had a recorded investment of $401 thousand and the specific allowance was increased to $9 thousand. The loan was in nonaccrual status at June 30, 2015 and December 31, 2014.

As of June 30, 2015, there were no foreclosed residential real estate properties held by the Company. The recorded investment in consumer mortgage loans collateralized by residential real estate property that were in the process of foreclosure according to local requirements of the applicable jurisdiction amounted to $225 thousand at June 30, 2015.

The balance of mortgage servicing rights included in other assets at June 30, 2015 and December 31, 2014 was $1.73 million and $1.58 million, respectively. Mortgage servicing rights of $435 thousand and $531 thousand were capitalized for the six months ended June 30, 2015 and the year ended December 31, 2014, respectively. Amortization of mortgage servicing rights was $286 thousand and $401 thousand for the six months ended June 30, 2015 and the year ended December 31, 2014, respectively. The fair value of these rights was $2.19 million and $2.05 million as of June 30, 2015 and December 31, 2014, respectively.

Mortgage loans serviced for others were not included in the accompanying consolidated balance sheets. The unpaid principal balances of mortgage loans serviced for others were $195.0 million and $148.0 million as of June 30, 2015 and December 31, 2014, respectively.

NOTE 4 - LOANS

Loans consisted of the following as of December 31:

	2014	2013
	(In Thousands)
Real estate:
Residential	$132,553	$137,539
Commercial	46,982	48,814
Municipal	8,602	6,344
Construction and land development	13,234	7,773
Home equity	46,403	46,742
Commercial and industrial	19,038	18,432
Municipal	1,459	2,144
Consumer	16,576	10,664
	284,847	278,452
Allowance for loan losses	(2,761)	(2,792)
Deferred loan origination costs, net	1,295	1,215
Net loans	$283,381	$276,875

The following tables set forth information regarding the allowance for loan losses by portfolio segment as of and for the years ended December 31:

	Real Estate:
			Construction
			and Land		Commercial
	Residential	Commercial	Development	Home Equity	and Industrial	Consumer	Unallocated	Total
	(In Thousands)
December 31, 2014:
Allowance for loan losses:
Beginning balance	$1,189	$748	$211	$303	$239	$102	$-	$2,792
Charge-offs	(93)	-	-	-	-	(8)	-	(101)
Recoveries	8	-	-	-	3	4	-	15
(Benefit) provision	(19)	(10)	38	21	(15)	36	4	55
Ending balance	$1,085	$738	$249	$324	$227	$134	$4	$2,761

Ending balance:
Individually evaluated for impairment	$-	$-	$-	$-	$6	$-	$-	$6
Ending balance:
Collectively evaluated for impairment	1,085	738	249	324	221	134	4	2,755
Total allowance for loan losses ending balance	$1,085	$738	$249	$324	$227	$134	$4	$2,761

Loans:
Ending balance:
Individually evaluated for impairment	$170	$860	$-	$3	$439	$-	$-	$1,472
Ending balance:
Collectively evaluated for impairment	132,383	54,724	13,234	46,400	20,058	16,576		283,375
Total loans ending balance	$132,553	$55,584	$13,234	$46,403	$20,497	$16,576	$-	$284,847

	Real Estate:
			Construction
			and Land		Commercial
	Residential	Commercial	Development	Home Equity	and Industrial	Consumer	Unallocated	Total
	(In Thousands)
December 31, 2013:
Allowance for loan losses:
Beginning balance	$1,051	$586	$142	$362	$219	$99	$135	$2,594
Charge-offs	(40)	(54)	-	-	(2)	(58)	-	(154)
Recoveries	-	-	-	-	4	3	-	7
Provision (benefit)	178	216	69	(59)	18	58	(135)	345
Ending balance	$1,189	$748	$211	$303	$239	$102	$-	$2,792

Ending balance:
Individually evaluated for impairment	$-	$-	$-	$-	$-	$-	$-	$-
Ending balance:
Collectively evaluated for impairment	1,189	748	211	303	239	102	-	2,792
Total allowance for loan losses ending balance	$1,189	$748	$211	$303	$239	$102	$-	$2,792

Loans:
Ending balance:
Individually evaluated for impairment	$175	$924	$222	$4	$-	$-	$-	$1,325
Ending balance:
Collectively evaluated for impairment	137,364	54,234	7,551	46,738	20,576	10,664	-	277,127
Total loans ending balance	$137,539	$55,158	$7,773	$46,742	$20,576	$10,664	$-	$278,452

The following tables present the Company’s loans by risk rating as of December 31:

	Real Estate:
			Construction
			and Land		Commercial
	Residential	Commercial	Development	Home Equity	and Industrial	Consumer	Total
	(In Thousands)
December 31, 2014:
Grade:
Pass	$-	$50,208	$11,529	$-	$18,380	$-	$80,117
Special mention	-	3,866	1,705	-	642	-	6,213
Substandard	474	1,510	-	166	1,475	-	3,625
Loans not formally rated	132,079	-	-	46,237	-	16,576	194,892
Total	$132,553	$55,584	$13,234	$46,403	$20,497	$16,576	$284,847

December 31, 2013:
Grade:
Pass	$-	$50,520	$6,042	$-	$18,425	$-	$74,987
Special mention	-	2,661	1,163	-	1,175	-	4,999
Substandard	1,601	1,977	568	116	976	-	5,238
Loans not formally rated	135,938	-	-	46,626	-	10,664	193,228
Total	$137,539	$55,158	$7,773	$46,742	$20,576	$10,664	$278,452

Credit Quality Indicators: As part of the ongoing monitoring of the credit quality of the Company’s loan portfolio, management tracks certain credit quality indicators including trends related to (i) weighted average risk rating of commercial loans; (ii) the level of classified and criticized commercial loans; (iii) non performing loans; (iv) net charge-offs and (v) the general economic conditions within the State of Connecticut.

The Company utilizes a risk rating grading matrix to assign a risk grade to each of its commercial loans. Loans are graded on a scale of 1 to 7. A description of each rating class is as follows:

Risk Rating 1 (Superior) - This risk rating is assigned to loans secured by cash.

Risk Rating 2 (Good) – This risk rating is assigned to borrowers of high credit quality who have primary and secondary sources of repayment which are well defined and fully confirmed.

Risk Rating 3 (Satisfactory) - This risk rating is assigned to borrowers who are fully responsible for the loan or credit commitment, which has primary and secondary sources of repayment that are well defined and adequately confirmed. Most credit factors are favorable, and the credit exposure is managed through normal monitoring.

Risk Rating 3.5 (Bankable with Care) - This risk rating is assigned to borrowers who are fully responsible for the loan or credit commitment and the secondary sources of repayment are weak. These loans may require more than the average amount of attention from the relationship manager.

Risk Rating 4 (Special Mention) – This risk rating is assigned to borrowers which may be adequately protected by the present debt service capacity and tangible net worth of the borrower, but which have potential problems that could, if not checked or corrected, eventually weaken these assets or otherwise jeopardize the repayment of principal and interest as originally intended. Most credit factors are unfavorable, and the credit exposure requires immediate corrective action.

Risk Rating 5 (Substandard) – This risk rating is assigned to borrowers who have inadequate cash flow or collateral to satisfy their loan obligations as originally defined in the loan agreement. Substandard loans may be placed on nonaccrual status if the conditions described above are generally met.

Risk Rating 6 (Doubtful) – This risk rating is assigned to a borrower or portion of a borrower’s loan with which the Company is no longer certain of its collectability. A specific reserve allocation is assigned to this portion of the loan.

Risk Rating 7 (Loss) – This risk rating is assigned to loans which have been charged off or the portion of the loan that has been charged down. “Loss” does not imply that the loan, or portion of, will never be paid, nor does it imply that there has been a forgiveness of debt.

Loans not formally rated include residential, home equity and consumer loans. As of December 31, 2014, $194.9 million of the total residential, home equity and consumer loan portfolio of $195.5 million were not formally rated. As of December 31, 2013, $193.2 million of the total residential, home equity and consumer loan portfolio of $195.0 million were not formally rated. The performance of these loans is measured by delinquency status. The Company underwrites first mortgage loans in accordance with FHLMC and FNMA guidelines. These guidelines provide for specific requirements with regard to documentation and loan to value and debt to income ratios. Home equity loan and line guidelines place a maximum loan to value ratio of 80% on these loans and the Company requires full underwriting disclosure documentation for these loans. These underwriting factors have produced a high performance loan portfolio. Total delinquent loans, consisting of loans past due 60 days or more, decreased from 1.17% of total loans outstanding as of December 31, 2013 to 0.67% of total loans outstanding as of December 31, 2014.

An age analysis of past-due loans, segregated by class of loans is as follows as of December 31:

							90 Days
			90 Days				or More
			or More	Total	Total	Total	Past Due	Nonaccrual
	30-59 Days	60-89 Days	Past Due	Past Due	Current	Loans	and Accruing	Loans
	(In Thousands)
December 31, 2014:
Real estate:
Residential	$147	$-	$516	$663	$131,890	$132,553	$-	$1,064
Commercial	-	-	860	860	46,122	46,982	-	860
Municipal	-	-	-	-	8,602	8,602	-	-
Construction and land development	-	-	-	-	13,234	13,234	-	-
Home equity	328	-	77	405	45,998	46,403	-	165
Commercial and industrial	-	-	439	439	18,599	19,038	-	439
Municipal	-	-	-	-	1,459	1,459	-	-
Consumer	124	19	-	143	16,433	16,576	-	-
Total	$599	$19	$1,892	$2,510	$282,337	$284,847	$-	$2,528

December 31, 2013:
Real estate:
Residential	$-	$720	$1,253	$1,973	$135,566	$137,539	$-	$1,597
Commercial	-	-	924	924	47,890	48,814	-	924
Municipal	-	-	-	-	6,344	6,344	-	-
Construction and land development	-	-	204	204	7,569	7,773	-	222
Home equity	-	94	83	177	46,565	46,742	-	83
Commercial and industrial	-	-	-	-	18,432	18,432	-	-
Municipal	-	-	-	-	2,144	2,144
Consumer	128	-	26	154	10,510	10,664	3	23
Total	$128	$814	$2,490	$3,432	$275,020	$278,452	$3	$2,849

Information about loans that meet the definition of an impaired loan in ASC 310-10-35 is as follows as of and for the years ended December 31:

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
	(In Thousands)
December 31, 2014:
With no related allowance recorded:
Real estate:
Residential	$170	$170	$-	$172	$5
Commercial	860	860	-	896	-
Construction and land development	-	-	-	133	56
Home equity	3	3	-	4	-
Commercial and industrial	-	-	-	-	-
Total impaired with no related allowance	$1,033	$1,033	$-	$1,205	$61

With an allowance recorded:
Residential	$-	$-	$-	$-	$-
Commercial	-	-	-	-	-
Construction and land development	-	-	-	-	-
Home equity	-	-	-	-	-
Commercial and industrial	439	439	6	372	-
Total impaired with an allowance recorded	$439	$439	$6	$372	$-

Total
Real estate:
Residential	$170	$170	$-	$172	$5
Commercial	860	860	-	896	-
Construction and land development	-	-	-	133	56
Home equity	3	3	-	4	-
Commercial and industrial	439	439	6	372	-
Total impaired loans	$1,472	$1,472	$6	$1,577	$61

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
	(In Thousands)
December 31, 2013:
With no related allowance recorded:
Real estate:
Residential	$175	$175	$-	$178	$6
Commercial	924	924	-	929	3
Construction and land development	222	222	-	212	-
Home equity	4	4	-	5	-
Total impaired with no related allowance	$1,325	$1,325	$-	$1,324	$9

With an allowance recorded:
Total impaired with an allowance recorded	$-	$-	$-	$-	$-

Total
Real estate:
Residential	$175	$175	$-	$178	$6
Commercial	924	924	-	929	3
Construction and land development	222	222	-	212	-
Home equity	4	4	-	5	-
Total impaired loans	$1,325	$1,325	$-	$1,324	$9

The following tables set forth information regarding troubled debt restructured loans that were restructured during the year ended December 31, 2014:

		Pre-Modification	Post- Modification
	Number of	Outstanding Recorded	Outstanding Recorded
	Contracts	Investment	Investment
	(Dollars In Thousands)
December 31, 2014:
Troubled Debt Restructurings:
Commercial and industrial	1	$439	$439
	1	$439	$439

There was one commercial loan that was modified as a troubled debt restructuring during the year ended December 31, 2014. The loan, with a recorded investment of $439,000, had its payment temporarily reduced as part of the modification. The loan was individually evaluated for impairment as of December 31, 2014 and it was determined that a $6,000 specific allowance allocation was required. The loan was on nonaccrual status as of December 31, 2014.

There were no loans modified as a troubled debt restructure during the year ended December 31, 2014 that subsequently defaulted.

There were no loans modified as a troubled debt restructure during the year ended December 31, 2013.

As of December 31, 2014 and 2013, there were no commitments to lend additional funds to borrowers whose loans were modified in a troubled debt restructuring.

The balance of mortgage servicing rights included in other assets at December 31, 2014 and 2013 was $1,577,000 and $1,414,000, respectively. Mortgage servicing rights of $531,000 and $925,000 were capitalized in 2014 and 2013, respectively. Amortization of mortgage servicing rights was $401,000 in 2014 and $300,000 in 2013. The fair value of these rights was $2,049,000 and $1,671,000 as of December 31, 2014 and 2013, respectively.

Following is an analysis of the aggregate changes in the valuation allowance for mortgage servicing rights for the years ended December 31:

	2014	2013
	(In Thousands)
Balance, beginning of year	$42	$9
Additions	5	86
Reductions	(38)	(53)
Balance, end of year	$9	$42

Mortgage loans serviced for others are not included in the accompanying consolidated balance sheets. The unpaid principal balances of mortgage loans serviced for others were $176,579,000 and $147,955,000 as of December 31, 2014 and 2013, respectively.